Segmented information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segmented information [Text Block]

20. Segmented information

Geographic Information

As at December 31, 2022, the Company has only one reportable operating segment being the corporate function with its head office in Canada. Total assets in West Africa include the Company's 45% interest in the Asanko Gold Mine JV.

Geographic allocation of total assets and liabilities

December 31, 2022	Canada	West Africa	Total
	$	$	$
Current assets	58,568	37	58,605
Property, plant and equipment and right-of-use assets	332	-	332
Other non-current assets	-	120,957	120,957
Total assets	58,900	120,994	179,894
Current liabilities	4,363	1,441	5,804
Non-current liabilities	399	-	399
Total liabilities	4,762	1,441	6,203
December 31, 2021	Canada	West Africa	Total
	$	$	$
Current assets	61,629	39	61,668
Property, plant and equipment and right-of-use assets	474	-	474
Other non-current assets	-	74,054	74,054
Total assets	62,103	74,093	136,196
Current liabilities	2,598	45	2,643
Non-current liabilities	790	-	790
Total liabilities	3,388	45	3,433

Geographic allocation of the Statement of Operations and Comprehensive Income (Loss)

For the year ended December 31, 2022:

	Canada	West Africa	Total
	$	$	$
Share of net earnings related to joint venture	-	46,517	46,517
Service fee earned as operators of joint venture	5,413	-	5,413
General and administrative expenses	(10,914)	(186)	(11,100)
Exploration and evaluation expenditures	-	(1,411)	(1,411)
(Loss) income from operations and joint venture	(5,501)	44,920	39,419

Impairment reversal on investment in joint venture	-	7,631	7,631
Impairment of exploration and evaluation assets	-	(1,628)	(1,628)
Finance income	1,036	-	1,036
Finance expense	(30)	(5,617)	(5,647)
Foreign exchange gain (loss)	1	(3)	(2)
Net (loss) income and comprehensive (loss) income for the year	(4,494)	45,303	40,809

For the year ended December 31, 2021:

	Canada	West Africa	Total
	$	$	$
Share of net loss related to joint venture	-	(51,528)	(51,528)
Service fee earned as operators of joint venture	5,071	-	5,071
General and administrative expenses	(13,429)	(48)	(13,477)
Exploration and evaluation expenditures	-	(642)	(642)
Loss from operations and joint venture	(8,358)	(52,218)	(60,576)

Impairment of investment in joint venture	-	(7,631)	(7,631)
Finance income	257	-	257
Finance expense	(51)	(874)	(925)
Foreign exchange loss	(8)	-	(8)
Net loss and comprehensive loss for the year	(8,160)	(60,723)	(68,883)